As filed with the Securities and Exchange Commission on December 9, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  March 31, 2014

Date of reporting period:  September 30, 2013

Item 1. Reports to Stockholders.

COLDSTREAM DIVIDEND GROWTH FUND

Semi-Annual Report
September 30, 2013

Coldstream Dividend Growth Fund Semi-Annual Report
September 30, 2013

The first six months of the current fiscal year provided positive returns with the Fund showing a total return of 7.02%. This trailed the Russell 1000® Index by 1.81%. When viewed in a bit broader context the Fund had a total one-year return of 20.26% for the 12-months ending 9/30/13 while the Russell benchmark was up 20.91%. Over this same period the S&P 500® Index was up 19.34%. This slight underperformance to the Russell benchmark can be explained by the markets trading on a “risk on” basis with smaller, less well capitalized, lower yielding stocks providing better returns.

Performance (%) for the periods ended September 30, 2013 are as follows:

	CMDGX Fund	Russell 1000® Index	S&P 500® Index
Fiscal Year-to-Date 4/1/13 - 9/30/13	7.02%	8.83%	8.31%
Last Quarter 7/1/13 - 9/30/13	3.88%	6.02%	5.24%
One Year 10/1/12 - 9/30/13	20.26%	20.91%	19.34%
Since Inception 9/30/10 - 9/30/13	12.39%	16.64%	16.27%

Gross Expense Ratio: 1.25%

Over the first six months of the fiscal year we had several stocks that had outsized returns. For example, Magna International, Inc. +41.9%, Cardinal Health, Inc. +26.8%, Ameriprise Financial, Inc. +25.2%, Safeway, Inc. +23.2%, Xerox Corp. +21.1%, E.I. du Pont de Nemours & Company +21% and Aflac, Inc. +20.6%. Detracting from performance were Phillips 66 -16.5%, ConAgra Foods, Inc. (acquired 6/7/13) -9.5%, IBM Corp. -12.3%, Ensco PLC -8.9%, Target Corp. -5.5% and Coca Cola Co. -5%.

Listed below are the Fund’s top ten holdings as of 9/30/13.

Company	Percent Weighting %	Annualized Yield %
General Electric Co.	3.4	2.9
Aflac, Inc.	3.2	2.1
Xerox Corp	3.0	2.3
Ensco PLC	3.0	3.5
Apple, Inc.	3.0	2.3
Microsoft Corp.	2.9	3.1
Target Corp.	2.8	2.7
Walgreen Co.	2.6	2.1
Medtronic, Inc.	2.5	2.0
Eaton Corp.	2.5	2.3

While we are never pleased with trailing our benchmark, we are quite happy with the calendar year-to-date return of 19.89% given the nature of the market in general. We continue to seek out companies that are expected to grow their annual dividend at a double digit rate and we strive to own companies that have the ability to, on average, increase their dividend by 10% annually. While the Fund does not invest directly for yield, we are pleased with how the dividend yield is positioned in relationship to the dividend yield of the S&P 500® Index and the Russell 1000® Index, and dividends on the companies held in the Fund on average have increased more than 13% on an annualized basis over the past 6 months.

It  is  quite  remarkable  that  equities  have  performed  so  well  against  a background of uncertainty. The economy continues to grow very slowly, but employment is falling, housing starts and prices are rising, interest rates are well contained  and the Fed continues to “feed the punchbowl.” Most of our companies  sell  into  global  markets  and  we  are  finally  seeing  signs  that European economies are beginning to grow again.

We look for the economy to grow close to the 2% level through 2014. We expect corporate profits to grow around 5%, interest rates in general to rise slightly and the Fed to keep short-term interest rates repressed. We feel this creates an environment that allows for further gains in the equity markets.

We thank you for your continued investment in the Fund. Sincerely,

Sincerely,

Robert D. Frazier
Chief Investment Officer & Portfolio Manager

Past performance is no guarantee of future results.

Mutual fund investing involves risk; principal loss is possible.  The Fund may invest  in  foreign  securities  which  involve  greater  volatility  and  political, economic and currency risks and differences in accounting methods.  Investments in securities (units) of MLPs involve risks that differ from an investment in common stock.  To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry.   Additionally, holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of MLPs.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

The information provided herein represents the opinion of Coldstream Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index, with each stock’s weight in the Index proportionate  to its market value.

The Russell 1000® Index measures the performance of the large-cap segment of  the  U.S.  equity  universe.  It  is  a  subset  of  the  Russell 3000® Index  and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

You cannot directly invest in an index.

Annualized yield - An annualized rate of return is the return on an investment over a period other than one year (such as a month, or two years) multiplied or divided to give a comparable one-year return.  For instance, a one-month ROI of 1% could be stated as an annualized rate of return of 12%.  Or two -year ROI of 10% could be stated as an annualized rate of return of 5%.

Dividend payments are not guaranteed. Dividend payments are a function of a company’s current/projected cash flow and earnings and there are a number of risks that may hinder dividend payments.  These risks can include but are not limited to: regulatory risks, economic risk and environmental risk. These risks can determine a company’s profitability and its ability to pay dividends.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus for the Coldstream Dividend Growth Fund, which includes more complete information on the charges and expenses related to an ongoing investment in the Fund.  Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Quasar Distributors, LLC.

Coldstream Dividend Growth Fund
Expense Example at September 30, 2013 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The Coldstream Dividend Growth Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at  the  beginning  of  the  period  and  held  for  the  entire  period  (4/1/13  – 9/30/13).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC,  the  Fund’s  transfer  agent.  The  Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

Coldstream Dividend Growth Fund
Expense Example at September 30, 2013 (Unaudited), Continued

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13 - 9/30/13

Actual	$1,000.00	$1,070.20	$6.49

Hypothetical 5% return before expenses)	$1,000.00	$1,018.80	$6.33

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Coldstream Dividend Growth Fund
Sector Allocation of Portfolio Assets at September 30, 2013 (Unaudited)

7.6%
7.9%
6.7%
2.0%
1.9%
13.7%
4.1%
2.9%
3.5%
6.3%
4.7%
6.1%
10.2%
6.6%
5.4%
5.0%
5.4%
Beverage and Tobacco Product Manufacturing (7.6%)
Chemical Manufacturing (7.9%)
Computer and Electronic Product Manufacturing (6.7%)
Electrical Equipment, Appliance, and Component Manufacturing (2.0%)
Fabricated Metal Product Manufacturing (1.9%)
Finance and Insurance (13.7%)
Food Manufacturing (4.1%)
Information (2.9%)
Machinery Manufacturing (3.5%)
Mining, Quarrying, and Oil and Gas Extraction (6.3%)
Miscellaneous Manufacturing (4.7%)
Petroleum and Coal Products Manufacturing (6.1%)
Retail Trade (10.2%)
Transportation Equipment Manufacturing (6.6%)
Transportation and Warehousing (5.4%)
Wholesale Trade (5.0%)
Money Market Funds (5.4%)

Percentages represent market value as a percentage of total Investments

Coldstream Dividend Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares	COMMON STOCKS ‐ 94.69%	Value
	Beverage and Tobacco Product Manufacturing -7.60%
29,165	Altria Group, Inc.	$1,001,818
25,000	Coca‐Cola Co.	947,000
12,000	PepsiCo, Inc.	954,000
11,000	Philip Morris International, Inc.	952,490
		3,855,308
	Chemical Manufacturing -7.95%
23,000	AbbVie, Inc.	1,028,790
17,600	E.I. du Pont de Nemours & Co.	1,030,656
11,200	Johnson & Johnson	970,928
21,000	Merck & Co., Inc.	999,810
		4,030,184
	Computer and Electronic Product Manufacturing ‐6.71%
3,200	Apple, Inc.	1,525,600
40,600	Cisco Systems, Inc.	950,852
5,000	International Business Machines Corp.	925,900
		3,402,352
	Credit Intermediation and Related Activities ‐6.55%
12,000	Ameriprise Financial, Inc.	1,092,960
30,000	BB&T Corp.	1,012,500
23,500	JPMorgan Chase & Co.	1,214,715
		3,320,175
	Electrical Equipment, Appliance, and Component
	Manufacturing -2.02%
70,000	Corning, Inc.	1,021,300

	Energy Equipment and Services -3.04%
28,700	Ensco PLC - Class A (a)	1,542,625

	Fabricated Metal Product Manufacturing ‐1.95%
16,000	Crane Co.	986,720

	Food and Beverage Stores ‐2.46%
39,000	Safeway, Inc.	1,247,610

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited) Continued

Shares	COMMON STOCKS ‐94.69%	Value
	Food Manufacturing -4.13%
28,000	Archer-Daniels-Midland Co.	$1,031,520
35,000	ConAgra Foods, Inc.	1,061,900
		2,093,420
	General Merchandise Stores -5.13%
27,600	Macy's, Inc.	1,194,252
22,000	Target Corp.	1,407,560
		2,601,812
	Health and Personal Care Stores ‐2.57%
24,200	Walgreen Co.	1,301,960

	Insurance Carriers and Related Activities ‐5.24%
26,000	Aflac, Inc.	1,611,740
24,000	Marsh & McLennan Cos., Inc.	1,045,200
		2,656,940
	Machinery Manufacturing ‐3.45%
73,825	General Electric Co.	1,750,779

	Merchant Wholesalers, Durable Goods ‐3.05%
150,000	Xerox Corp.	1,543,500

	Merchant Wholesalers, Nondurable Goods ‐1.95%
19,000	Cardinal Health, Inc.	990,850

	Miscellaneous Manufacturing ‐4.67%
9,000	3M Co.	1,074,690
24,300	Medtronic, Inc.	1,293,975
		2,368,665
	Oil and Gas Extraction ‐3.29%
11,900	Enterprise Products Partners L.P.	726,376
27,000	Marathon Oil Corp.	941,760
		1,668,136

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited) Continued

Shares	COMMON STOCKS ‐94.69%	Value
	Petroleum and Coal Products Manufacturing ‐6.15%
7,855	Chevron Corp.	$954,382
15,735	ConocoPhillips	1,093,740
18,500	Phillips 66	1,069,670
		3,117,792
	Pipeline Transportation ‐1.39%
13,400	Plains All American Pipeline, L.P.	705,644

	Publishing Industries (except Internet) ‐2.89%
43,905	Microsoft Corp.	1,462,475

	Rail Transportation -3.96%
40,000	CSX Corp.	1,029,600
6,300	Union Pacific Corp.	978,642
		2,008,242

	Securities, Commodity Contracts, and Other Financial Investments
	and Related Activities ‐1.92%
3,600	BlackRock, Inc.	974,232

	Transportation Equipment Manufacturing ‐6.62%
18,700	Eaton Corp. PLC (a)	1,287,308
12,000	Honeywell International, Inc.	996,480
13,000	Magna International, Inc. (a)	1,073,280
		3,357,068

	TOTAL COMMON STOCKS (Cost $40,605,022)	48,007,789

Shares	SHORT‐TERM INVESTMENTS ‐5.42%	Value
2,746,423	Fidelity Institutional Money Market Portfolio ‐Class I, 0.04% (b)	2,746,423
	TOTAL SHORT‐TERM INVESTMENTS (Cost $2,746,423)	2,746,423

	TOTAL INVESTMENTS IN SECURITIES (Cost $43,351,445) ‐100.11%	50,754,212
	Liabilities in Excess of Liabilities ‐(0.11)%	(56,151)
	NET ASSETS ‐100.00%	$50,698,061

(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7‐day annualized yield as of September 30, 2013.

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
STATEMENT OF ASSETS AND LIABILITIES at September 30, 2013 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $43,351,445)	$50,754,212
Receivables:
Dividends and interest	88,510
Fund shares sold	12,975
Prepaid expenses	4,813
Total assets	50,860,510

LIABILITIES
Payables:
Fund shares redeemed	80,000
Advisory fees	38,683
Administration and fund accounting fees	17,457
Audit Fees	8,774
Transfer agent fees and expenses	7,449
Legal fees	4,523
Chief Compliance Officer fee	2,263
Custody fees	1,170
Shareholder reporting	455
Trustee fees	421
Accrued other expenses	1,254
Total liabilities	162,449
NET ASSETS	$50,698,061

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$50,698,061
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	3,705,812
Net asset value, offering and redemption price per share	$13.68

COMPOSITION OF NET ASSETS
Paid‐in capital	$38,492,748
Undistributed net investment income	39,850
Accumulated net realized gain on investments	4,762,696
Net unrealized appreciation on investments	7,402,767
Net assets	$50,698,061

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2013 (Unaudited)

INVESTMENT INCOME
Income	$594,100
Dividends (net of foreign tax withheld of $1,392)	1,006
Interest	595,106
Total income
Expenses
Advisory fees (Note 4)	206,054
Adminstration and fund accounting fees (Note 4)	34,997
Transfer agent fees and expenses (Note 4)	14,420
Audit fees	8,774
Legal fees	7,205
Chief Compliance Officer fee (Note 4)	4,513
Registration fees	3,729
Custody fees (Note 4)	3,099
Trustee fees	3,004
Insurance expense	1,731
Miscellaneous expenses	1,536
Reports to shareholders	336
Total expenses	289,398
Add: advisory fee recoupment (Note 4)	13,623
Net expenses	303,021
Net investment income	292,085

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,549,532
Net change in unrealized appreciation on investments	1,362,155
Net realized and unrealized gain on investments	2,911,687
Net Increase in Net Assets Resulting from Operations	$3,203,772

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended Sept. 30, 2013 (Unaudited)	Year Ended March 31, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment income	$292,085	$562,137
Net realized gain/(loss) on investments	1,549,532	3,840,937
Net change in unrealized appreciation on investments	1,362,155	938,105
Net increase in net assets resulting from operations	3,203,772	5,341,179

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(298,393)	(551,240)
Total distributions to shareholders	(298,393)	(551,240)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares (a)	2,394,651	(2,862,854)
Total increase in net assets	5,300,030	1,927,085

NET ASSETS
Beginning of period	45,398,031	43,470,946
End of period	$50,698,061	$45,398,031
Undistributed net investment income	$39,850	$46,158

(a) A summary of share transactions is as follows:

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013
	Shares	Paid‐in Capital	Shares	Paid‐in Capital
Shares sold	353,007	$4,764,007	587,378	$6,734,891
Shares issued on
reinvestments
of distributions	22,095	298,393	47,429	551,240
Shares redeemed	(198,723)	(2,667,749)	(882,670)	(10,148,985)
Net increase/(decrease)	176,379	$2,394,651	(247,863)	$(2,862,854)

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
FINANCIAL HIGHLIGHTS For a Share Outstanding Throughout Each Period

	Six Months Ended Sept. 30, 2013 (Unaudited)		Year Ended March 31, 2013	Year Ended March 31, 2012	Sept. 30, 2010* through March 31, 2011

Net asset value, beginning of period	$12.86		$11.51	$11.13	$10.00

Income from investment operations:
Net investment income	0.08		0.15	0.14	0.06
Net realized and unrealized gain on investments	0.82		1.35	0.40	1.10
Total from investment operations	0.90		1.50	0.54	1.16

Less distributions:
From net investment income	(0.08)		(0.15)	(0.16)	(0.03)
From net realized gain on investments	-		-	-	0.00	#
Total distributions	(0.08)		(0.15)	(0.16)	(0.03)

Net asset value, end of period	$13.68		$12.86	$11.51	$11.13

Total return	7.02	%‡	13.19%	4.96%	11.65	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$50,698		$45,398	$43,471	$34,962
Ratio of expenses to average net assets:
Before advisory fee waiver/recoupment	1.19	%†	1.24%	1.30%	1.46	%†
After advisory fee waiver/recoupment	1.25	%†	1.25%	1.25%	1.25	%†
Ratio of net investment income to average
net assets:
Before advisory fee waiver/recoupment	1.26	%†	1.34%	1.27%	0.94	%†
After advisory fee waiver/recoupment	1.20	%†	1.33%	1.32%	1.15	%†
Portfolio turnover rate	18.04	%‡	86.58%	56.12%	24.38	%‡

* Commencement of operations.
† Annualized.
‡ Not annualized.
# Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2013 (Unaudited)

NOTE 1 ‐ ORGANIZATION

The Coldstream Dividend Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company.  The investment objective of the Fund is to seek dividend income while maintaining exposure to the market.  The Fund commenced operations on September 30, 2010.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the  Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2011-2013, or expected to be taken in the Fund’s 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2013 (Unaudited) - cont.

C.
Securities Transactions, Income and Distributions:    Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis. Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, quarterly, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified  between  financial  and  tax  reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:   The   preparation   of   financial   statements   in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of September 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2013 (Unaudited) - cont.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during  the  period  and  expanded  disclosure  of  valuation  levels  for  major security types.   These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest  rates,  prepayment  speeds,  credit  risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s  major categories of assets  and liabilities measured  at fair value on a recurring basis.

Equity Securities - The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing  Price (“NOCP”).   If the NOCP is not available, such securities shall be valued at the last sale price on the day ofvaluation, or if there has been no sale on such day, at the mean between the bid and asked prices.   Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2013 (Unaudited) - cont.

Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of representatives from U.S. Bancorp Fund Services, LLC,  the Fund’s administrator.  The function of the  Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2013 (Unaudited) - cont.

The  inputs  or  methodology  used  for  valuing  securities  are  not  an indication  of  the  risk  associated  with  investing  in  those  securities.    The following is a summary of the inputs used to value the Fund's securities as of September 30, 2013:

Common Stocks	Level 1	Level 2	Level 3	Total
Finance and Insurance	$6,951,347	-	-	$6,951,347
Information	1,462,475	-	-	1,462,475
Manufacturing	25,983,588	-	-	25,983,588
Mining, Quarrying, Oil and Gas Extraction	3,210,761	-	-	3,210,761
Retail Trade	5,151,382	-	-	5,151,382
Transportation and Warehousing	2,713,886	-	-	2,713,886
Wholesale Trade	2,534,350	-	-	2,534,350
Total Common Stocks	48,007,789	-	-	48,007,789
			-
Short‐Term Investments	2,746,423	-	-	2,746,423
			-
Total Investments in Securities	$50,754,212	-	-	$50,754,212

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2013, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the six months ended September 30, 2013.

New Accounting Pronouncement – In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.   The ASU is effective for  annual reporting periods beginning on or after January 1, 2013,  and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2013 (Unaudited) - cont.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Coldstream Capital Management, Inc. (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund.   The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.   As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.   The Fund pays fees calculated at an annual rate of 0.85% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2013, the Fund incurred $206,054 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.25% of average daily net assets of the Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by  the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.   Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement   may  not  be  paid  prior  to  the  Fund’s  payment  of  current ordinary operating expenses.  For the six months ended September 30, 2013, the Advisor recouped expenses of $13,623.   Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $31,585 at September 30, 2013.  The expense limitation will remain in effect through at least  July  28,  2014,  and  may  be  terminated only by the  Trust’s  Board of Trustees.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2013 (Unaudited) - cont.

Cumulative expenses subject to recapture expire as follows:

Year	Amount
2014	$ 10,953
2015	20,632
$ 31,585

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.    The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the   activities  of  the   Fund’s   custodian,   transfer   agent   and  accountants; coordinates the preparation  and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Pursuant to the Administration Agreement, the Administrator receives from the Fund, a combined fee that would cover both fund accounting and fund administration services.

U.S. Bancorp Fund Services, LLC (“USBFS”)   also serves  as the  fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.   For the six months ended September 30, 2013, the Fund incurred the following expenses for administration and fund accounting, transfer agency, Chief Compliance Officer, and custody fees:

Administration and Fund Accounting	$ 34,997
Transfer Agency (a)	9,668
Chief Compliance Officer	4,513
Custody	3,099

(a) Does not include out‐of‐pocket expenses

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2013 (Unaudited) - cont.

At September 30, 2013, the Fund had payables due to USBFS for administration and fund accounting, transfer agency, Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$ 17,457
Transfer Agency (a)	4,699
Chief Compliance Officer	2,263
Custody	1,170

(a) Does not include out‐of‐pocket expenses

Quasar Distributors, LLC  (the “Distributor”) acts as the Fund’s principal underwriter  in a continuous public offering of the Fund’s shares.     The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2013, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $12,551,104 and $8,238,516, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The  distributions  paid  by  the  Fund  during  the  six  months  ended September 30, 2013 and the year ended March 31, 2013, were characterized as follows:

	September 30, 2013	March 31, 2013
Ordinary income	$298,393	$551,240

Ordinary income distributions may  include dividends paid  from  short- term capital gains.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2013 (Unaudited) - cont.

As of March 31, 2013, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$38,726,430
Gross unrealized appreciation	6,364,336
Gross unrealized depreciation	(351,960)
Net unrealized appreciation (a)	6,012,376
Undistributed ordinary income	14,811
Undistributed long-term capital gain	3,272,747
Total distributable earnings	3,287,558
Other accumulated gains/(losses)	-
Total accumulated earnings/(losses)	$9,299,934

(a) Difference between book unrealized and tax unrealized is attributable to the tax treatment of wash sales and partnership adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long- term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Coldstream Dividend Growth Fund
NOTICE to Shareholders at September 30, 2013 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (877) 476-1909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available without charge, upon request, by calling (877) 476-1909.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the  SEC’s website  at http://www.sec.gov. The  Fund’s  Form N-Q may   be   reviewed  and   copied  at   the  SEC’s   Public  Reference  Room  in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Information included in the Fund’s Form N-Q is also available by calling (877) 476-1909.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses,  annual and semi-annual reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (877) 476-1909 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●           Information we receive about you on applications or other forms;

●           Information you give us orally; and/or

●           Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non- public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Advisor
Coldstream Capital Management, Inc.
One – 100th Avenue NE, Suite 102
Bellevue, WA 98004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
77 East 55th Street
New York, NY 10022

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(877) 476‐1909

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call (877) 476‐1909. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
    Douglas G. Hess, President

Date  12/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
    Douglas G. Hess, President

Date  12/6/13

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  12/6/13

* Print the name and title of each signing officer under his or her signature.